Note 4 - Securities	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
4.	Securities:

As at July 31, 2023, the Bank held securities totalling $182.9 million ( October 31, 2022 - $141.6 million), comprised of a Government of Canada Treasury Bill for $181.8 million with a face value of $182.0 million at maturity on August 3, 2023, yielding 4.89%, and a Government of Canada Bond for $990,000 with a face value totaling $1.0 million, yielding 4.73%, with a 3.75% coupon and maturing on May 1, 2025.